Consolidated Statement of Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Operating Revenues	R$ 126,374	R$ 100,199	R$ 117,079
Interest and similar income	129,253	114,369	118,151
Interest and similar expenses	(69,305)	(73,558)	(75,958)
Income of Financial Assets and Liabilities at Fair Value through Profit or Loss	16,678	6,553	26,230
Foreign exchange results and exchange variations in foreign transactions	(1,417)	2,689	927
Commissions and Banking Fees	42,324	38,557	39,032
Income from insurance and private pension operations before claim and selling	5,354	4,488	4,553
Revenues from insurance premiuns and private pensions	15,023	14,804	19,624
Change in provision for insurance and private pension	(9,669)	(10,316)	(15,071)
Other income	3,487	7,101	4,144
Expected Loss from Financial Assets and Claims	(14,379)	(25,980)	(18,567)
Expected Loss with Loan and Lease Operations	(14,001)	(24,452)	(18,298)
Expected Loss with Other Financial Assets, net	1,222	(174)	1,026
(Expenses) Recovery of claims	(1,600)	(1,354)	(1,295)
Operating Revenues Net of Expected Losses from Financial Assets and Claims	111,995	74,219	98,512
Other operating income (expenses)	(69,764)	(68,989)	(67,269)
General and administrative expenses	(62,549)	(64,207)	(61,012)
Tax expenses	(8,379)	(6,181)	(7,572)
Share of profit or (loss) in associates and joint ventures	1,164	1,399	1,315
Income / (loss) before income tax and social contribution	42,231	5,230	31,243
Current income tax and social contribution	(6,661)	(8,655)	(9,092)
Deferred income tax and social contribution	(7,186)	18,489	5,662
Net income / (loss)	28,384	15,064	27,813
Net income attributable to owners of the parent company	26,760	18,896	27,113
Net income / (loss) attributable to non-controlling interests	R$ 1,624	R$ (3,832)	R$ 700
Weighted average number of outstanding shares - diluted	4,818,741,579	4,801,324,161	4,781,855,588
Ordinary shares [member]
Statement [Line Items]
Net income attributable to owners of the parent company	R$ 13,571	R$ 9,600	R$ 13,802
Earnings per share - basic	R$ 2.74	R$ 1.94	R$ 2.78
Earnings per share - diluted	R$ 2.72	R$ 1.93	R$ 2.77
Weighted average number of outstanding shares - basic	4,958,290,359	4,958,290,359	4,958,290,359
Weighted average number of outstanding shares - diluted	4,958,290,359	4,958,290,359	4,958,290,359
Preference shares [member]
Statement [Line Items]
Net income attributable to owners of the parent company	R$ 13,189	R$ 9,296	R$ 13,311
Earnings per share - basic	R$ 2.74	R$ 1.94	R$ 2.78
Earnings per share - diluted	R$ 2.72	R$ 1.93	R$ 2.77
Weighted average number of outstanding shares - basic	4,818,741,579	4,801,324,161	4,781,855,588
Weighted average number of outstanding shares - diluted	4,873,042,114	4,843,233,835	4,826,925,107